OTHER INCOME (UNAUDITED) (Details) - Oregon Energy LLC						3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 18, 2025 USD ($)	May 18, 2025 USD ($)	Dec. 18, 2024 USD ($)	Nov. 28, 2024 item	Nov. 18, 2024 USD ($) item	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)
OTHER INCOME (UNAUDITED)
Cumulative reimbursement						$ 201,426		$ 201,426		$ 83,557
Eagle
OTHER INCOME (UNAUDITED)
Receipt of option payment	$ 400,000
Maximum reimbursable amount	$ 500,000	$ 250,000
Reimbursement amount						$ 27,775	$ 0	$ 117,869	$ 0	$ 83,557
Aurora
OTHER INCOME (UNAUDITED)
Receipt of option payment					$ 300,000
Aurora | Eagle
OTHER INCOME (UNAUDITED)
Option to acquire membership interest, percentage					100.00%
Receipt of option payment			$ 300,000
Initial option period				6 months	6 months
Maximum number of extensions | item				2	2
Extension term				6 months	6 months
Receipt of additional payment		$ 300,000